Description of Business and Summary of Significant Accounting Policies (Details Narrative) (10K) - Mann- India Technologies Private Limited [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Segment	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($) Segment
Restricted cash	$ 248,706		$ 195,339	$ 143,153
Allowances for doubtful accounts	70,117		69,794	76,066
Bad debt expense			19,648	96,148
Capitalized software development costs
Number of segment | Segment	1		1	1